Shareholders' equity - Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity [abstract]
Consolidated net income of continuing operations	€ 2,114	€ 1,010	€ 2,510
Effect of subordinated notes	(267)	(287)	(292)
Non-controlling interests	(237)	(328)	(306)
Net income of continuing operations used for calculating basic earnings per share	1,610	395	1,912
TDIRA	33		33
Net income of continuing operations used for calculating diluted earnings per share	€ 1,643	€ 395	€ 1,945
Net income of continuing operations - basic (in euros per share)	€ 0.61	€ 0.15	€ 0.72
Net income of continuing operations - diluted (in euros per share)	€ 0.61	€ 0.15	€ 0.72
Net income after tax of discontinued operations	€ 29	€ 2,253	€ 448
Net income of discontinued operations - basic (in euros per share)	€ 0.01	€ 0.85	€ 0.17
Net income of discontinued operations - diluted (in euros per share)	€ 0.01	€ 0.85	€ 0.17
Net income used for calculating basic earnings per share	€ 1,639	€ 2,648	€ 2,360
Net income used for calculating diluted earnings per share	€ 1,672	€ 2,648	€ 2,393
Net income - basic (in euros per share)	€ 0.62	€ 1.00	€ 0.89
Net income - diluted (in euros per share)	€ 0.62	€ 1.00	€ 0.89
Weighted average number of ordinary shares outstanding - basic (in shares)	2,659,421,767	2,654,045,007	2,648,620,953
TDIRA (in shares)	52,079,350		52,079,350
Weighted average number of shares outstanding - diluted (in shares)	2,711,501,117	2,654,045,007	2,700,700,303